Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Short-term Debt [Abstract]
Schedule of short-term debt

The outstanding balances for all short-term borrowings as of December 31, 2016 and 2015 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements	FHLB Advances
2016
Ending balance	$209,795	$185,000
Highest month-end balance	248,277	185,000
Average daily balance	224,763	15,694
Weighted-average interest rate:
As of year-end	0.17%	0.80%
Paid during the year	0.16%	0.63%
2015
Ending balance	$254,242	$140,000
Highest month-end balance	278,324	140,000
Average daily balance	257,622	1,096
Weighted-average interest rate:
As of year-end	0.17%	0.56%
Paid during the year	0.18%	0.59%
Short-term borrowings were as follows:

December 31 (In thousands)	2016	2015
Securities sold under agreements to repurchase	$209,795	$254,242
FHLB advances	185,000	140,000
Total short-term borrowings	$394,795	$394,242